Long-term debt and capital lease obligations - Bonds (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Long-term Debt and Capital Lease Obligations.
Outstanding borrowings	€ 7,431,422,000	€ 6,152,034,000
FMC US Finance III Inc [Member]
Long-term Debt and Capital Lease Obligations.
Face amount	€ 500,000,000
Interest rate on borrowings (as a percent)	3.75%